Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Transactions in the course of collection	$ 772,196	$ 326,446
Financial assets at amortized cost
Debt financial instruments	3,967,392	3,054,809
Loans and advances to Banks	2,173,151	1,529,751
Loans to customers, net	35,904,688	33,592,377
Transactions in the course of payment	681,792	210,479
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	18,542,791
Saving accounts and time deposits	14,358,987	9,140,006
Obligations by repurchase agreements and securities lending	216,264	95,009
Financial instruments of regulatory capital issued (subordinated bonds)	6,367,997	5,634,345
Other liabilities	644,259	571,703
Total liabilities	49,677,417	46,606,976
Up to 1 month [Member]
Financial assets at amortized cost
Transactions in the course of payment	650,640	83,420
Derivative Financial Instruments for hedging purposes	1,440	538
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,454,288	18,611,880
Saving accounts and time deposits	9,774,591	7,103,640
Obligations by repurchase agreements and securities lending	7,344	351
Borrowings from financial institutions	158,173	63,611
Debt financial instruments issued	13,443	17,154
Financial instruments of regulatory capital issued (subordinated bonds)	2,869
Other liabilities	343,526	273,394
Total liabilities	24,406,314	26,153,988
Up to 1 month [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks	2,624,888	3,329,623
Transactions in the course of collection	743,379	446,603
Financial assets at fair value through other comprehensive income
Debt financial instruments	82,025	95,585
Derivative financial instruments for hedging purposes	378	64
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks	1,904,368	1,366,378
Loans to customers, net	5,061,294	2,529,601
Total Assets	10,416,332	7,767,854
1 to 3 months [Member]
Financial assets at amortized cost
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	1,006	979
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	3,013,166	1,774,627
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	83,612	1,259,167
Debt financial instruments issued	170,745	369,988
Financial instruments of regulatory capital issued (subordinated bonds)
Other liabilities	21	50
Total liabilities	3,268,550	3,404,811
1 to 3 months [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income
Debt financial instruments	324,492	488,919
Derivative financial instruments for hedging purposes	4,040	2,163
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	8,816	8,334
Loans and advances to Banks	63,569	81,164
Loans to customers, net	3,188,902	2,676,130
Total Assets	3,589,819	3,256,710
3 to 12 months [Member]
Financial assets at amortized cost
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	272,568	62,220
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	1,362,905	240,912
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	795,721	18,344
Debt financial instruments issued	1,349,566	1,083,540
Financial instruments of regulatory capital issued (subordinated bonds)	48,017
Other liabilities	110	183
Total liabilities	3,828,887	1,405,199
3 to 12 months [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income
Debt financial instruments	2,487,874	1,479,321
Derivative financial instruments for hedging purposes	296,187	69,192
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	11,222	10,740
Loans and advances to Banks	209,047	81,800
Loans to customers, net	7,913,635	7,226,224
Total Assets	10,917,965	8,867,277
1 to 3 years [Member]
Financial assets at amortized cost
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	341,455	407,960
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	121,808	66,492
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	4,348,400	3,515,979
Debt financial instruments issued	2,286,711	2,358,966
Financial instruments of regulatory capital issued (subordinated bonds)	94,649
Other liabilities	45	183
Total liabilities	7,193,068	6,349,580
1 to 3 years [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income
Debt financial instruments	614,944	619,044
Derivative financial instruments for hedging purposes	347,208	500,218
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	56,159	38,148
Loans and advances to Banks
Loans to customers, net	9,165,338	9,018,799
Total Assets	10,183,649	10,176,209
3 to 5 years [Member]
Financial assets at amortized cost
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	332,705	167,805
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	5,940	1,619
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	2,555,020	2,104,219
Financial instruments of regulatory capital issued (subordinated bonds)	84,952
Other liabilities
Total liabilities	2,978,617	2,273,643
3 to 5 years [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income
Debt financial instruments	220,962	169,289
Derivative financial instruments for hedging purposes	352,502	198,926
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	459,884	431,285
Loans and advances to Banks
Loans to customers, net	4,722,852	4,798,188
Total Assets	5,756,200	5,597,688
Over 5 years [Member]
Financial assets at amortized cost
Transactions in the course of payment
Derivative Financial Instruments for hedging purposes	1,503,902	1,401,836
Financial liabilities at amortized cost
Current accounts and other demand deposits
Saving accounts and time deposits	655
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions
Debt financial instruments issued	4,119,530	4,839,310
Financial instruments of regulatory capital issued (subordinated bonds)	1,135,504
Other liabilities
Total liabilities	6,759,591	6,241,146
Over 5 years [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks
Transactions in the course of collection
Financial assets at fair value through other comprehensive income
Debt financial instruments	248,832	208,507
Derivative financial instruments for hedging purposes	1,033,196	1,669,980
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	452,991	450,200
Loans and advances to Banks
Loans to customers, net	13,044,702	11,955,962
Total Assets	14,779,721	14,284,649
Total [Member]
Financial assets at amortized cost
Transactions in the course of payment	650,640	83,420
Derivative Financial Instruments for hedging purposes	2,453,076	2,041,338
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,454,288	18,611,880
Saving accounts and time deposits	14,279,065	9,187,290
Obligations by repurchase agreements and securities lending	7,344	351
Borrowings from financial institutions	5,385,906	4,857,101
Debt financial instruments issued	10,495,015	10,773,177
Financial instruments of regulatory capital issued (subordinated bonds)	1,365,991
Other liabilities	343,702	273,810
Total liabilities	48,435,027	45,828,367
Total [Member] | Market risk [member]
Risk Management and Report (Details) - Schedule of interest rate cash-flows of the banking book [Line Items]
Cash and due from banks	2,624,888	3,329,623
Transactions in the course of collection	743,379	446,603
Financial assets at fair value through other comprehensive income
Debt financial instruments	3,979,129	3,060,665
Derivative financial instruments for hedging purposes	2,033,511	2,440,543
Financial assets at amortized cost
Rights by resale agreements and securities lending
Debt financial instruments	989,072	938,707
Loans and advances to Banks	2,176,984	1,529,342
Loans to customers, net	43,096,723	38,204,904
Total Assets	$ 55,643,686	$ 49,950,387